Non-Controlling Interest in Versus LLC (Details) - Schedule of Financial Information before Intragroup Eliminations for Non-Wholly Owned Subsidiary - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Financial Information before Intragroup Eliminations for Non-Wholly Owned Subsidiary [Abstract]
Non-controlling interest percentage	18.10%	18.10%
Assets
Current	$ 947,592	$ 863,885
Non-current	1,646,934	3,083,039
Total Assets	2,594,226	3,946,924
Liabilities
Current	170,543	752,003
Non-current	43,183,941	37,355,830
Total Liabilities	43,354,484	38,107,833
Net liabilities	(40,760,259)	(34,160,909)
Non-controlling interest	(7,000,675)	(5,932,235)
Net loss	(3,411,858)	(7,621,560)
Net loss attributed to non-controlling interest	$ (401,588)	$ (1,686,991)